Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses And Other Current Assets [Text Block]
Note 6 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,	December 31,
	2014	2013
Prepaid insurance	$125,106	$63,096
Prepaid fees and rent	249,046	151,454
Deposits and advances	1,360,672	$279,870
Prepaid royalties	604,166	724,999
Other Current Assets	—	38,863
	$2,338,990	$1,258,282

Prepaid fees and rent consist primarily of prepaid service contracts. Deposits and advances consist primarily of payments to the Company’s raw materials suppliers and Angel® centrifuge manufacturers. Other Current Assets was exclusively made up of parts used to refurbish the Angel® centrifuges. Prepaid royalties consist of a cash payment, and the fair value of the common stock and warrant issued for the release of the Worden security interest in patents (See Note 13 - Equity for additional details). The royalty is amortized to cost of sales over the life of the patent. For the years ended December 31, 2014 and 2013, royalty amortization expense was approximately $120,833 and $100,694, respectively.